Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	66,667,000	66,667,000
Common Stock, Shares, Outstanding	66,667,000	66,667,000
Short-term borrowings	¥ 77,000,000	¥ 24,895,606
Accounts payable	6,002,448	6,163,277
Deferred revenue	1,386,607	176,980
Salary and welfare payable	2,126,041	312,788
Amounts due to related parties	323,400	719,400
Tax payable	649,138	269,727
Accrued liabilities and other current liabilities	17,392,216	5,669,561
Variable Interest Entity, Primary Beneficiary [Member]
Short-term borrowings | ¥	77,000,000	24,895,606
Accounts payable	741,169	600,000
Deferred revenue	1,204,033	10,000
Salary and welfare payable	2,007,834	263,232
Amounts due to related parties	323,400	719,400
Tax payable	628,081	237,473
Accrued liabilities and other current liabilities | ¥	¥ 16,708,810	¥ 3,710,356